Segment Information - Schedule of Revenue and Operating Results by Segments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		$ 489,291	$ 441,897	$ 363,746
Operating cost and expenses
Integrated service cost		(241,510)	(226,172)	(209,553)
Promotional service and selling expenses		(215,945)	(186,849)	(133,082)
General and administrative expenses		(18,990)	(46,995)	(22,462)
Research and development expenses		(8,961)	(40,244)	(14,111)
Total operating costs and expenses		(485,406)	(500,260)	(379,208)
Total other income (expenses), net	[1]	(5,938)	(3,237)	455
Segment (loss) income before tax		(2,053)	(61,600)	(15,007)
Auto EInsurance Service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		212,568	170,549	118,109
Operating cost and expenses
Integrated service cost
Promotional service and selling expenses		(200,008)	(166,450)	(114,356)
General and administrative expenses		(4,717)	(4,627)	(4,394)
Research and development expenses		(956)	(1,180)	(1,236)
Total operating costs and expenses		(205,681)	(172,257)	(119,986)
Total other income (expenses), net	[1]	(456)	(121)	3,155
Segment (loss) income before tax		6,431	(1,829)	1,278
Technology Service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		53,619	44,892	30,658
Operating cost and expenses
Integrated service cost		(37,892)	(28,103)	(26,428)
Promotional service and selling expenses		(8,918)	(15,535)	(11,265)
General and administrative expenses		(222)	(1,283)	(7,989)
Research and development expenses		(3,034)	(1,420)	(1,919)
Total operating costs and expenses		(50,066)	(46,341)	(47,601)
Total other income (expenses), net	[1]	(337)	(276)	(183)
Segment (loss) income before tax		3,216	(1,725)	(17,126)
Auto Service [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers		223,104	226,456	214,979
Operating cost and expenses
Integrated service cost		(203,618)	(198,069)	(183,125)
Promotional service and selling expenses		(6,950)	(4,864)	(7,461)
General and administrative expenses		(11,076)	(8,534)	4,293
Research and development expenses		(4,971)	(4,624)	(10,456)
Total operating costs and expenses		(226,615)	(216,091)	(196,749)
Total other income (expenses), net	[1]	(2,384)	(1,942)	(1,272)
Segment (loss) income before tax		(5,895)	8,423	16,958
Others [Member]
Schedule of Revenue and Operating Results by Segments [Line Items]
Revenues from external customers
Operating cost and expenses
Integrated service cost
Promotional service and selling expenses		(69)
General and administrative expenses		(2,975)	(32,551)	(14,372)
Research and development expenses			(33,020)	(500)
Total operating costs and expenses		(3,044)	(65,571)	(14,872)
Total other income (expenses), net	[1]	(2,761)	(898)	(1,245)
Segment (loss) income before tax		$ (5,805)	$ (66,469)	$ (16,117)

[1]	Included net of financial expenses, investment income, change of fair value of warrant liabilities and others.